Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives [Abstract]
Value of Derivatives held as Fair Value Hedges [text block table]

Derivatives held as fair value hedges

	Dec 31, 2018			2018	Dec 31, 2017
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities
Derivatives held as fair value hedges	5,462	975	156,025	(557)	5,936	562

2018
in € m.	Hedge ineffectiveness
Result of fair value hedges	37

Fair Value Hedges [text block table]

Financial instruments designated as fair value hedges

	Dec 31, 2018						2018
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	16,900	0	326	0	(35)	0	(31)
Loans at amortized cost	8,794	0	59	0	1	0	118
Long-term debt	0	87,356	0	2,292	0	369	506
Other Assets/ Liabilities	0	0	0	0	0	0	0

Value of Derivatives held as Cash Flow Hedges [text block table]

Derivatives held as cash flow hedges

	Dec 31, 2018			2018	Dec 31, 2017
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities
Derivatives held as cash flow hedges	29	1	3,689	(0)	37	3

Cash Flow Hedge Balances [text block table]

Cash flow hedge balances

in € m.	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Reported in Equity[1]	25	28	198
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	(3)	(34)	62
Gains (losses) removed from equity for the year ended	0	136	2
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	0	0	0
Ineffectiveness recorded within P&L	0	0	(17)

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges [text block table]

Derivatives held as net investment hedges

	Dec 31, 2018			2018	Dec 31, 2017
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities
Derivatives held as net investment hedges	718	1,710	43,456	(1,380)	612	904

	2018
in € m.	Fair value changes recognised in Equity[1]	Hedge ineffectiveness
Result of net investment hedges	1,742	(345)

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet

Profile of NIH hedging instruments [text block table]

Profile of derivatives held as net investment hedges

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2018
Nominal amount Foreign exchange forwards	28,808	110	13	0
Nominal amount Foreign exchange swaps	3,972	5,601	1,982	2,970
Total	32,780	5,711	1,995	2,970